Mineral property interests (Details Textual)		1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 08, 2018 USD ($) shares	Aug. 31, 2015 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 05, 2018 $ / shares	Jun. 05, 2018 £ / shares
Disposal Group, Including Discontinued Operation, Consideration	$ 1,000,000
Acquired Shares As Consideration | shares	478,951
Royalty Received For Any Calendar Quarter Up To And Including December 31 2029	20.00%
Royalty Received For Any Calendar Quarter Commencing January 1 2030 Up To And Including The Quarter Ending December 31 2034	15.00%
Royalty Received For Any Calendar Quarter Commencing January 1 2035 Up To And Including The Quarter Ending December 31 2039	10.00%
Fair Value Of Royalty PassThrough Payments	$ 0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 400,000		$ 0	$ 0	$ 361,000	$ 0
Volume Weighted Average Price | (per share)							$ 2.09	£ 1.57
Candente Agreement [Member]
Business Acquisition Royalty Rate		0.50%
Payments to Acquire Royalty Interests in Mining Properties		$ 500,000
Business Acquisition, Percentage of Voting Interests Acquired		100.00%